INVESTMENT IN JOINT VENTURE - Narrative (Details) - CAD ($)		1 Months Ended	12 Months Ended
	Aug. 03, 2021	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Repayment of term loan			$ 0	$ 20,450,000
Transaction costs-investment in joint venture			0	(1,356,000)
Issuance of Term loan and investment in joint venture			$ 0	(40,950,000)
100% JCU			100.00%
Incremental investment in JCU			$ 800,000
Cash and cash equivalents			$ 50,915,000	$ 63,998,000	$ 24,992,000
UEX Corporation
Statement [Line Items]
Cash consideration	$ 20,500,000
Repayment of term loan	20,450,000
Transaction costs-investment in joint venture	1,356,000
Issuance of Term loan and investment in joint venture	40,950,000
OURD
Statement [Line Items]
Cash consideration	$ 41,000,000
JCU
Statement [Line Items]
Acquisition percentage		50.00%	50.00%	50.00%
Incremental investment in JCU			$ 800,000
Cash and cash equivalents			$ 1,473,000	$ 2,525,000
JCU | Wheeler River Joint Venture
Statement [Line Items]
Acquisition percentage			10.00%
JCU | Millennium Project
Statement [Line Items]
Acquisition percentage			30.099%
JCU | Cameco Corporation
Statement [Line Items]
Acquisition percentage			69.901%
JCU | Kiggavik Project
Statement [Line Items]
Acquisition percentage			33.8118%
JCU | Orano Canada Inc.
Statement [Line Items]
Acquisition percentage			66.1882%
JCU | Christie Lake
Statement [Line Items]
Acquisition percentage			34.4508%
JCU | UEX Corporation
Statement [Line Items]
Acquisition percentage			65.5492%